OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other payables [Abstract]
Schedule of Other Payables
	December 31,
	2017	2016

Employees and payroll accruals	$1,881	$1,953
Accrued expenses	717	471
Government authorities	336	379

	$2,934	$2,803